Group information	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Group information
Note 1. Group information
1.1 Company general information
Vista Energy, S.A.B. de C.V. (“VISTA”, the “Company” or the “Group”), was organized as a variable-capital stock company on March 22, 2017, under the laws of the United Mexican States (“Mexico”). The Company adopted the public corporation or “
Sociedad An
ó
nima Burs
á
til de Capital Variable
”
(
“
S.A.B. de C.V.
”
)
, on July 28, 2017.
The Company made an initial public offering in the New York Stock Exchange (“NYSE”) on July 25, 2019 and started operating under ticker symbol “VIST” as from the following day. It issued additional Series A shares in the Mexican Stock Exchange (“BMV by Spanish acronym) on the same date under ticker symbol “VISTA”.
The Company’s corporate purpose is:

(i)
Acquiring, by any legal means, all kinds of assets, shares, interests in companies, equity interests or interests in all types of companies, either profit-making or nonprofit entities, associations, business corporations, trusts or other entities operating in the energy sector, in Mexico or in another country, or in any other industry;

(ii)	Participating as a partner, shareholder, or investor in all types of businesses or profit-making or nonprofit entities, associations, trusts, in Mexico or in another country, or of any other nature;

(iii)	Issuing and placing shares representing its capital stock, either through public or private offerings, in domestic or foreign securities markets;

(iv)
Issuing and placing warrants, either through public or private offerings, in relation to shares representing their capital stock or other types of securities, in domestic or foreign securities markets; and

(v)	Issuing or placing negotiable instruments, debt instruments or other guarantees, either through public or private offerings, in domestic or foreign securities markets.
As of December 31, 2025, the Company’s main activity, through its subsidiaries, is the exploration and production of Crude oil and Natural gas (“E&P”); and is the owner of the following exploitation concessions:
In Argentina
In the Neuquén basin:

(i)	100% in the conventional exploitation concessions (not operated) as detailed below:

-	25 de Mayo - Medanito S.E., located in the Province of Río Negro and maturing in 2036 (Note 28.1.2);

-	Jagüel de los Machos, located in the Province of Río Negro and maturing in 2035 (Note 28.1.2);

-	Entre Lomas Neuquén and Entre Lomas Río Negro, maturing in 2026 and 2036, respectively (Note 28.1.2);

-	Jarilla Quemada (in Agua Amarga area); located in the Province of Río Negro and maturing in 2040; and

-	Charco del Palenque (in Agua Amarga area) located in the Province of Río Negro and maturing in 2034.
These areas are operated by Tango Energy Argentina S.A. (“Tango” formerly known as Petrolera Aconcagua Energía S.A. “Aconcagua”) (Note 3.2.8).

(ii)	100% in the unconventional exploitation concessions (operated) as detailed below:

-	Bajada del Palo Oeste and Bajada del Palo Este, located in the Province of Neuquen, both maturing in 2053;

-	Aguada Federal and Bandurria Norte, located in the Province of Neuquen, both maturing in 2050.

(iii)	84.62% in Coirón Amargo Norte conventional exploitation concession (operated); located in the Province of Neuquen, maturing in 2036.

(iv)	90% in Águila Mora unconventional exploitation concession (operated); located in the Province of Neuquen, maturing in 2054.

(v)
50% in La Amarga Chica (“LACh”) unconventional exploitation concession (not operated); located in the Province of Neuquen, maturing in 2049. This area is operated by YPF S.A. (“YPF”) (Note 1.2.2, 29.2.5 and 32).

In the Northwest basin:

(vi)
1.5% in Acambuco conventional exploitation concession (not operated), composed of two exploitation plots “San Pedrito” and “Macueca”, located in the Province of Salta, with maturing in 2036 and 2040, respectively. These areas are operated by Pan American Energy, LLC. Sucursal Argentina
(“Pan American”) (Note 34).

In Mexico

(i)
100% in
CS-01
area (operated), located in Tabasco, and maturing in 2047. On November 6, 2025, the Company submitted a notice of irrevocable relinquishment of the entire
CS-01
area to the Department of Energy (“SENER” by Spanish acronym, which is pending confirmation to the date of issuance of consolidated financial statements.

Additionally, as of December 31, 2025, the Company is the owner of the following transportation concessions through its subsidiaries:
In Argentina

(i)
100% in the federal crude oil transportation concession, which extends from Borde Montuoso oilfield (in Bajada de Palo Oeste area, Province of Neuquén) to La Escondida pumping station, maturing in 2053;

(ii)
100% in the Entre Lomas provincial crude oil transportation concession, which extends from the oil pipeline connecting the crude treatment plant located in Charco Bayo oilfield in Entre Lomas area to its interconnection with the crude oil trunk transportation system in La Escondida, both located in the Province of Rio Negro, maturing in 2036 (Note 28.1.2);

(iii)
100% interest in the provincial gas transport concession, extending from Compressor Station 11 at the Borde Montuoso field (located in Bajada del Palo Oeste, Province of Neuquén) to the interconnection with the Vaca Muerta Norte gas pipeline in the Tratayén area, Province of Neuquén, with a concession term expiring in 2053;

(iv)
100% in the provincial gas transport concession, extending from Aguada Federal area, Province of Neuquén to the interconnection in the vicinity of Cluster 5 within the San Roque concession area, Province of Neuquén, with a concession term expiring in 2050;

(v)
100% in the 25 de Mayo-Medanito S.E. provincial crude oil transportation concession, which extends from the oil pipeline connecting the crude treatment plant located in 25 de Mayo-Medanito S.E. area (Río Negro) to its interconnection with the crude oil trunk transportation system in “Medanito”, maturing in 2036 (Note 28.1.2). This concession is operated by Tango (Note 3.2.8);

(vi)
100% in the Entre Lomas provincial gas transportation concession, which extends from the gas pipeline connecting the gas treatment plant located in Charco Bayo oilfield in Entre Lomas Area, to its interconnection with the gas trunk transportation system in the Province of Río Negro, maturing in 2036 (Note 28.1.2). This concession is operated by Tango (Note 3.2.8) and;

(vii)
100% in the Jarilla Quemada provincial gas transportation concession, which extends from the gas pipeline connecting such oilfield to the Medanito-Mainqué gas pipeline, maturing in 2048. This concession is operated by Tango (Note 3.2.8).

For further information, see Note 3
4
.
Its main office is located in City of Mexico, Mexico, at Mapfre Tower, Paseo de la Reforma Avenue 243, 18th floor, Colonia Cuauhtémoc, Alcaldía Cuauhtémoc, zip code 06500.

1.2 Significant transactions for the year
1.2.1 Agreement signed with Trafigura Argentina S.A. (“Trafigura”) related to the joint investment agreements (“farmout agreements I and II
”)
in Bajada del Palo Oeste area
On December 16, 2024, the Company, through its subsidiary Vista Energy Argentina S.A.U. (“Vista Argentina”), agreed to the assignment of Trafigura’s interest in the farmout agreements I and II in its own favor (See Note 29.2.1), effective as from January 1, 2025, at which time the Company holds rights to 100% of the production from the pads subject to the Farmout Agreement.
Under the Farmout Agreement, Vista Argentina will pay 128,000 to Trafigura in 48 monthly and consecutive installments through December 2028 (“purchase price”).
In addition, Vista Argentina and Trafigura signed a crude oil marketing agreement (“COMA”), which is effective since January 1, 2025, by virtue of which Vista Argentina will sell 10,000 m³ of crude oil per month to Trafigura. The amount payable by Trafigura under the COMA its offset with Vista Argentina’s obligations under the Farmout Agreement.
As a consequence of the Farmout Agreement, the Company recognized: (i) an account payable of 107,749 related to the purchase price at fair value; and (ii) a net asset addition of 78,454, including 80,243 in “Property, plant and equipment” under “Production wells and facilities” (Note 12). Finally, the Company recognized “Oil and gas properties” of 29,295 (Note 12).
As of December 31, 2025, Vista Argentina had offset an amount of 28,000 against the liability under the Farmout Agreement.
1.2.2 Acquisition of Petronas E&P Argentina S.A. (“PEPASA” currently Vista Energy Lach S.A. “Vista Lach”)
On April 15, 2025, the Company, through its subsidiary Vista Argentina, acquired the 100% of the capital stock of PEPASA, which holds a 50% working interest in La Amarga Chica unconventional concession (“LACh”), located in the Province of Neuquén, Argentina, from Petronas Carigali Canada B.V. and Petronas Carigali International E&P B.V. (the “Transaction”).
Under the terms of the Transaction, the total consideration amounted to 1,406,441, broken down as follows: (i) 899,687 paid in cash on the Transaction date; (ii) 299,687 paid through the transfer of 7,297,507 American Depositary Shares representing an identical number of Vista’s Series A shares (“ADSs”) which are subject to lock-up
restrictions, and (iii) a liability assumed with a nominal value of 300,000, to be settled in cash, with 50% due on April 15, 2029, and the remainder 50% due on April 15, 2030, without accruing interest (“liability assumed”). As of the Transaction date, the present value of the assumed liability amounts to 207,067.